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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F

Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:       30-Sep-99
                                               -----------------------

Check Here if Amendment / /;
Amendment Number:
                  ---------
This Amendment (Check only one.):    / / is a restatement.
                                     / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Mark S. Siegel
   Address:      1801 Century Park East Suite 1111
                 Los Angeles, CA 90067

Form 13F File Number: 28-4186
                     ---------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:            Mark S. Siegel
Title:           President
Phone:           (310) 843-0050

Signature, Place, and Date of Signing:

Mark S. Siegel              Los Angeles, California   10-18-99
------------------------    -----------------------   --------
[Signature]                 [City, State]             [Date]

Report Type (Check only one.):

    /X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

    / / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

    / / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


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

Page 1 of 1               Name of Reporting Manager: REMY INVESTORS AND CONSULTANTS, INC.
                                                                                                               SEC USE ONLY
                                                                                                         -------------------------
     ITEM 1:         ITEM 2:   ITEM 3:   ITEM 4:   ITEM 5:              ITEM 6:               ITEM 7:             ITEM 8:
-------------------- --------- --------- --------  --------- -------------------------------  --------   -------------------------
                                                                 INVESTMENT DISCRETION                      VOTING AUTHORITY
                                          FAIR     SHARES OF         (b)SHARED-    (c)        MANAGERS           (SHARES)
                      TITLE    CUSIP      MARKET   PRINCIPAL  (a)    AS DEFINED    SHARED-    SEE        (a)      (b)      (c)
  NAME OF ISSUER     OF CLASS  NUMBER     VALUE    AMOUNT     SOLE   IN INSTR. II  OTHER      INSTR. V   SOLE     SHARED   NONE
                                          (x1000)
-------------------- -------- ---------  --------  --------- ------- ------------  ---------- ---------  -------- -------- -----
                     CLASS A
UTI ENERGY CORP.     COMMON   903387108  68,318     3,514,762    x                                        x
------------------------------------------------------------------------------------------------------------------------------
                     CLASS A
VARIFLEX, INC.       COMMON   922242102   9,167     1,666,667    x                                        x
------------------------------------------------------------------------------------------------------------------------------
                     CLASS B
VIACOM, INC.         COMMON   925524308  42,004       994,180    x                                        x
------------------------------------------------------------------------------------------------------------------------------

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------------------------------------------------------------------------------------------------------------------------------

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COLUMN TOTALS                          119,489
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                                                                                                               SEC 1685 (5/91)
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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:
                                                           -------------------

Form 13F Information Table Entry Total:
                                                           -------------------

Form 13F Information Table Value Total:                   $            119,489
                                                           -------------------
                                                                       (x1000)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.       Form 13F File Number         Name
               28-
     ------       -----------------         ---------------------------------
     [Repeat as necessary.]